Financing Agreements - Guaranteed Debt (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Guaranteed debt	$ 499.1		$ 828.9		$ 1,190.4
Commercial paper
Debt Instrument [Line Items]
Guaranteed debt	0		192.0		554.6
Debentures | Lion Connecticut Holdings Inc.
Debt Instrument [Line Items]
Guaranteed debt	$ 499.1	[1]	$ 636.9	[1]	$ 635.8	[1]

[1]	ING Group is guarantor to outstanding legacy debt securities originally issued by Aetna Services, Inc. (formerly Aetna Life and Casualty).